Stock Options and Nonvested Shares - Summary of Fair Value of Employee Options Estimated on the Basis of Black-Scholes Option Price Model (Details)	12 Months Ended
Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average risk free rate of return	2.52%
Weighted average expected option life	7 years 4 months 2 days
Expected volatility rate	76.44%